Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Tokyo Lifestyle Co., Ltd.
Entity Central Index Key	0001836242
Entity File Number	001-41181
Entity Incorporation, State or Country Code	M0
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Dec. 28, 2006
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	130-0022
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	42,327,806
American depositary shares, each representing 10 ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing 10 ordinary shares
Trading Symbol	TKLF
Security Exchange Name	NASDAQ
Ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mei Kanayama
Contact Personnel Email Address	ky@ystbek.co.jp
Entity Address, Address Line One	Harumi Building
Entity Address, Address Line Two	2-5-9 Kotobashi
Entity Address, Address Line Three	Sumida-Ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	130-0022
Entity Phone Fax Numbers [Line Items]
City Area Code	+81
Local Phone Number	356250668